Note 11. Supplemental Cash Flow Information (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Interest	$ 45,843	$ 10,715